Summary of Significant Accounting Policies Prior Period Revisions (Details) (10-K) - USD ($)	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 257,907	$ 510,000,000	$ 213,611	$ 80,000,000	$ 87,000,000	$ 95,000,000	$ 103,000,000	$ 115,000,000	$ 161,000,000		$ 1,000,344	$ 793,619	$ 1,134,518	$ 614,684	$ 527,000,000
Provision for (benefit from) income taxes	8,000,000	(148,000,000)	2,000,000	$ (8,000,000)	$ 7,000,000	(13,000,000)	$ 235,000,000	$ 44,000,000	$ 31,000,000		111,000,000	1,000,000	0	0	(16,000,000)
Assets	8,348,596	$ 7,758,149	$ 13,165,000,000			4,929,120					8,348,596	13,165,000,000	$ 7,758,149	4,929,120	$ 15,176,000,000
Cash and cash equivalents						$ 165,000,000								$ 165,000,000
Decrease in earnings per share, basic (in dollars per share)		$ 1.63	$ 0.08	$ 0.09	$ (0.00)	$ 0.41	$ (3.72)	$ (0.63)	$ (0.46)				$ 1.89	$ (4.40)	$ 0.19
Decrease in earnings per share, diluted (in dollars per share)		$ 1.63	$ 0.08	0.09	$ (0.00)	$ 0.41	$ (3.70)	$ (0.63)	$ (0.45)				$ 1.89	$ (4.38)	$ 0.19
OneMain Holdings Inc [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	263,000,000		$ 79,000,000								675,000,000	233,000,000	$ 759,000,000	$ 474,000,000	$ 527,000,000
Provision for (benefit from) income taxes	8,000,000		$ 1,000,000								111,000,000	$ 1,000,000	(147,000,000)	297,000,000	$ (16,000,000)
Assets	$ 18,353,000,000	$ 21,056,000,000				$ 10,812,000,000					$ 18,353,000,000		$ 21,056,000,000	10,812,000,000
Cash and cash equivalents						165,000,000								$ 165,000,000
Decrease in earnings per share, basic (in dollars per share)	$ (0.19)		$ 0.10								$ (1.40)	$ 0.18	$ 1.89	$ (4.40)	$ 0.19
Decrease in earnings per share, diluted (in dollars per share)	$ (0.19)		$ 0.10								$ (1.39)	$ 0.18	$ 1.89	$ (4.38)	$ 0.19
Spring Castle Portfolio [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													$ 88,000,000	$ 152,000,000	$ 133,000,000
Consumer Loan [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													655,000,000	205,000,000	130,000,000
Residential Portfolio Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													14,000,000	114,000,000	265,000,000
Credit Card Receivable [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													2,000,000	3,000,000	(1,000,000)
Push Down Accounting Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													319,000,000	(15,000,000)	22,000,000
Assets		2,270,000,000				19,000,000							2,270,000,000	19,000,000	(607,000,000)
Intersegment Eliminations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 0		$ 0								$ 0	$ 0	0	0	0
Assets		0	0			(363,000,000)						0	0	(363,000,000)	0
Operating Segments [Member] | Acquisitions and Servicing Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	0		15,000,000								14,000,000	53,000,000	90,000,000	152,000,000	133,000,000
Assets	5,000,000	1,663,000,000	1,880,000,000			2,434,000,000					5,000,000	1,880,000,000	1,663,000,000	2,434,000,000	2,702,000,000
Operating Segments [Member] | Consumer and Insurance Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													351,000,000	202,000,000	117,000,000
Assets		16,050,000,000				4,165,000,000							16,050,000,000	4,165,000,000	3,938,000,000
Operating Segments [Member] | Residential Portfolio Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	1,000,000		(4,000,000)								5,000,000	(7,000,000)	(2,000,000)	128,000,000	255,000,000
Assets	371,000,000	711,000,000	3,551,000,000			4,116,000,000					371,000,000	3,551,000,000	711,000,000	4,116,000,000	8,623,000,000
Operating Segments [Member] | Consumer Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	224,000,000		62,000,000								669,000,000	172,000,000
Assets	$ 15,728,000,000		$ 5,503,000,000								$ 15,728,000,000	$ 5,503,000,000
Non-core [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses													1,000,000	7,000,000	0
Assets		$ 362,000,000				441,000,000							$ 362,000,000	441,000,000	520,000,000
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Decrease in earnings per share, basic (in dollars per share)				0.03						$ 0.03
Decrease in earnings per share, diluted (in dollars per share)				$ 0.03						$ 0.03
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses				$ 8,000,000
Provision for (benefit from) income taxes				$ (3,000,000)
Restatement Adjustment [Member] | Operating Segments [Member] | Residential Portfolio Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets					$ 3,613,000,000	4,116,000,000	$ 3,745,000,000	$ 6,688,000,000						4,116,000,000	8,650,000,000
Restatement Adjustment [Member] | Operating Segments [Member] | Consumer Segment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets					5,117,000,000	4,411,000,000	4,633,000,000	4,397,000,000						4,411,000,000	4,139,000,000
Restatement Adjustment [Member] | Non-core [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets					$ 1,690,000,000	$ 441,000,000	$ 615,000,000	$ 963,000,000						$ 441,000,000	$ 520,000,000